NOTE 7 - Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Notes
NOTE 7 - Property, Plant and Equipment, Net:

NOTE 7 – Property, Plant and Equipment, Net:

	Laboratory equipment	Furniture and office equipment	Leasehold improvements	Computers and other related	Factories	Total
Cost:
As of January 1, 2024	830	89	400	127	4,176	5,622
Additions	60	-	-	11	4,204	4,275
Disposals (*)	-	-	-	-	-	-
As of December 31, 2024	890	89	400	138	8,380	9,897
Additions	105	2	-	1	932	1,040
Reclassifications	-	-	-	(4)	4	-
Disposals (*)	(165)	-	(157)	(97)	(12)	(431)
As of December 31, 2025	830	91	243	38	9,304	10,506
Accumulated depreciation:
As of January 1, 2024	739	53	246	115	543	1,696
Additions	31	9	23	9	379	451
Disposals (*)	-	-	-	-	-	-
As of December 31, 2024	770	62	269	124	922	2,147
Additions	35	8	21	8	392	464
Reclassifications	-	(5)	5	-	-	-
Disposals (*)	(165)	-	(157)	(97)	(12)	(431)
As of December 31, 2025	640	65	138	35	1,302	2,180
Net Book Value:
As of December 31, 2025	190	26	105	3	8,002	8,326
As of December 31, 2024	120	27	131	14	7,458	7,750

(*) The disposals relate solely to assets that had become fully depreciated and were derecognized as they were no longer in operational use.

Equipment purchase agreement

In April 2024, the Company entered an equipment purchase agreement for purchasing 12 GMP (Good manufacturing practices standards) cleanrooms and laboratory spaces. The purchase price was NIS 13,000 ($3,532) and agreed to be paid as follows:

-NIS 4,000 ($1,087) were paid on April 1, 2024

-NIS 9,000 ($2,445) in 24 equal monthly installments of NIS 375 ($102) commencing on April 1, 2024

As of December 31, 2025, the outstanding due amount is NIS 750 ($235).